AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 30, 2007.

SECURITIES ACT FILE NO. 333-138416

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933  ☒

PRE-EFFECTIVE AMENDMENT NO.  [    ]

POST-EFFECTIVE AMENDMENT NO. 1

LEGG MASON PARTNERS INCOME TRUST

(FORMERLY, LEGG MASON PARTNERS INCOME FUNDS)

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

125 BROAD STREET, NEW YORK, NY 10004

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

1-800-451-2010

(REGISTRANT’S AREA CODE AND TELEPHONE NUMBER)

R. JAY GERKEN

LEGG MASON & CO., LLC

399 PARK AVENUE, 4TH FLOOR

NEW YORK, NY 10022

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

DIANNE E. O’DONNELL, ESQ.	ROBERT I. FRENKEL, ESQ.
WILLKIE FARR & GALLAGHER LLP	LEGG MASON & CO., LLC
787 SEVENTH AVENUE	300 FIRST STAMFORD PLACE
NEW YORK, NY 10019-6099	STAMFORD, CT 06902

TITLE OF SECURITIES BEING REGISTERED:

Class A, Class B, Class C and Class I shares of the Registrant

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

Part A-Proxy Statement/Prospectus and Part B-Statement of Additional Information are incorporated by reference to the filing pursuant to Rule 497(b) on December 22, 2006.

PART C

OTHER INFORMATION

ITEM 15.	INDEMNIFICATION

Under Section 6.4 of the Registrant’s Agreement and Declaration of Trust, any past or present Trustee or officer of Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having or been a Trustee or officer of the Registrant . This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Trustee or officer has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of the Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Trustee or officer would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt on an undertaking by such Trustee or officer to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person of the Registrant in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

Unless otherwise noted, all references are to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) on March 13, 1985 (File Nos. 2-96408 and 811-4254).

1(a) Registrant’s First Amended and Restated Master Trust Agreement dated November 5, 1993 and Amendment No. 1 to the Master Trust Agreement dated July 30, 1993 are incorporated by reference to Post-Effective Amendment No. 36.

1(b) Amendment to Registrant’s Master Trust Agreement dated June 12, 1998 is incorporated by reference to Post-Effective Amendment No. 52.

1(c) Amendment to Registrant’s Master Trust Agreement dated April 7, 2003 is incorporated by reference to Post-Effective Amendment No. 63.

1(d) Amendment to Registrant’s Master Trust Agreement dated May 1, 2003 is incorporated by reference to Post-Effective Amendment No. 64.

1(e) Amendment to Registrant’s Master Trust Agreement dated May 14, 2003 is incorporated by reference to Post-Effective Amendment No. 64.

1(f) Amendment Number 9 to Registrant’s Master Trust Agreement dated September 29, 2003 is incorporated by reference to Post-Effective Amendment No. 67.

1(g) Amendment Number 10 to Registrant’s Master Trust Agreement dated April 29, 2004 is incorporated by reference to Post-Effective Amendment No. 67.

1(h) Amendment Number 11 and Number 12 to the Registrant’s Master Trust Agreement dated March 31, 2006 and April 21, 2006, respectively, is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

2 Amended and Restated By-Laws of Smith Barney Open-End Funds that are Massachusetts Business Trusts is incorporated by reference to Post-Effective Amendment No. 63.

3 Not Applicable.

4 Form of Agreement and Plan of Reorganization is included in Part A to the Registration Statement on Form N-14 filed on November 3, 2006.

5(a) Registrant’s form of stock certificates for Class A, Class B, Class C and Class Y shares of beneficial interest of Smith Barney Diversified Strategic Income Fund is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

6(a) Management Agreement between the Registrant and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated August 1, 2006, with respect to Legg Mason Partners Diversified Strategic Income Fund is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (filed No. 2-96408) as filed with the Securities and Exchange Commission on September 20, 2006.

6(b) Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”) dated August 1, 2006, with respect to the Registrant on behalf of Legg Mason Diversified Strategic Income Fund is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (filed No. 2-96408) as filed with the Securities and Exchange Commission on September 20, 2006.

6(c) Subadvisory Agreement between WAM and Western Asset Management Company Limited (“WAML”) dated August 1, 2006, with respect to the Registrant on behalf of Legg Mason Partners Diversified Strategic Income Fund is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (filed No. 2-96408) as filed with the Securities and Exchange Commission on September 20, 2006.

7(a) Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 54.

7(b) Amended Distribution Agreement between Registrant and PFS Distributors Inc. (“PFS”) dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on April 28, 2006.

7(c) Amendment to Distribution Agreement between Registrant and Citigroup Global Markets Inc. (CGMI”) dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on April 28, 2006.

7(d) Distribution Agreement between Registrant and Legg Mason Investor Services, LLC (“LMIS”) dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (filed No. 2-96408) as filed with the Securities and Exchange Commission on September 20, 2006.

8 Not Applicable.

9 Custodian Agreement with State Street Bank and Trust Company dated January 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (filed No. 2-96408) as filed with the Securities and Exchange Commission on September 20, 2006.

10(a) Form of Amended Shareholder Services and Distribution Plan (relating to Class A, B, C and Y shares), dated as of December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on April 28, 2006.

10(b) Amended Rule 18f-3(d) Multiple Class Plan is incorporated herein by reference to Post-Effective Amendment No. 52.

10(c) Amended and Restated Rule 18f-3(d) Multiple Class Plan dated December 1, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

11(a) Opinion and Consent of Willkie Farr & Gallagher LLP as to the legality of the securities being registered is incorporated by reference to Form N-14 filed on November 3, 2006.

11(b) Opinion and Consent of Bingham McCutchen LLP as to the legality of the securities being registered is incorporated by reference to Form N-14 filed on November 3, 2006

12 Final opinion of Dechert LLP supporting tax matters and consequences to shareholders of Legg Mason Partners Strategic Bond Fund is filed herewith.

13 Not Applicable.

14(a) Consent of KPMG LLP, Independent Registered Public Accounting Firm is incorporated by reference to Form N-14 filed on November 3, 2006.

14(b) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm is incorporated by reference to Form N-14 filed on November 3, 2006.

15 Not Applicable.

16 Power of Attorney is incorporated by reference to Form N-14 filed on November 3, 2006.

17(a) Form of Proxy Card is incorporated by reference to Form N-14 filed on November 3, 2006.

17(b) Statement of Additional Information of Legg Mason Partners Diversified Strategic Income Fund dated November 28, 2005 is incorporated by reference to Form N-14 filed on November 3, 2006.

17(c) The Annual Report of Legg Mason Partners Diversified Strategic Income Fund for the year ended July 31, 2006 is incorporated by reference to Form N-14 filed on November 3, 2006.

17(d) The Prospectus and Statement of Additional Information of Salomon Brothers Strategic Bond Fund, a series of Salomon Brothers Series Funds Inc, dated May 1, 2006 are incorporated by reference to Form N-14 filed on November 3, 2006.

17(e) The Semi-Annual Report of Salomon Brothers Strategic Bond Fund, a series of Salomon Brothers Series Funds Inc, for the period ended June 30, 2006 is incorporated by reference to Form N-14 filed on November 3, 2006.

17(f) The Annual Report of Salomon Brothers Strategic Bond Fund, a series of Salomon Brothers Series Funds Inc, for the year ended December 31, 2005 is incorporated by reference to Form N-14 filed on November 3, 2006.

17(g) The Annual Report of Salomon Brothers Strategic Bond Fund, a series of Salomon Brothers Series Funds Inc, for the year ended December 31, 2004 is incorporated by reference to Form N-14 filed on November 3, 2006.

17(h) Transfer Agency and Services Agreement with PFPC, Inc. dated January 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (filed No. 2-96408) as filed with the Securities and Exchange Commission on September 20, 2006.

17(i) License Agreement between the Registrant and Citigroup Inc. dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (filed No. 2-96408) as filed with the Securities and Exchange Commission on September 20, 2006.

17(j) Form of License Agreement between the Registrant and Legg Mason Properties, Inc. is incorporated by reference to Post-Effective Amendment No. 114 to Legg Mason Partners Investment Funds, Inc. Registration Statement on Form N-1A (filed No. 2-74288) as filed with the Securities and Exchange Commission on April 27, 2006.

17(k) Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 57.

17(l) Code of Ethics of Salomon Smith Barney is incorporated herein by reference to Post-Effective Amendment No. 63.

17(m) Code of Ethics of PFS Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 63.

17(n) Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies, as amended September 13, 2005 is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (filed No. 2-96408) as filed with the Securities and Exchange Commission on September 20, 2006.

17(o) Code of Ethics of LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (filed No. 2-96408) as filed with the Securities and Exchange Commission on September 20, 2006.

17(p) Code of Ethics of WAM and WAML as of February, 2005 is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (filed No. 2-96408) as filed with the Securities and Exchange Commission on September 20, 2006.

17(q) Code of Ethics of CGMI is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Legg Mason Partners Sector Series, Inc., filed on February 28, 2003 (Securities Act File No. 33-7339).

ITEM 17.	UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The registrant hereby undertakes to file, by post-effective amendment, the final opinion of Dechert LLP supporting the tax consequences of the proposed reorganization as soon as practicable after the closing of the reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 30th day of May, 2007.

LEGG MASON PARTNERS INCOME TRUST (formerly Legg Mason Partners Income Funds), on behalf of Legg Mason Partners Diversified Strategic Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chairman of the Board
(Chief Executive Officer)

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ R. Jay Gerken
R. Jay Gerken	President, Principal Executive Officer and Trustee	May 30, 2007

/s/ Frances M. Guggino
Frances M. Guggino	Treasurer and Chief Financial Officer	May 30, 2007

/s/ Elliott J. Berv
Elliott J. Berv	Trustee	May 30, 2007

/s/ Jane F. Dasher
Jane F. Dasher	Trustee	May 30, 2007

/s/ A. Benton Cocanougher
A. Benton Cocanougher	Trustee	May 30, 2007

/s/ Mark T. Finn
Mark T. Finn	Trustee	May 30, 2007

/s/ Rainer Greeven
Rainer Greeven	Trustee	May 30, 2007

/s/ Stephen R. Gross
Stephen R. Gross	Trustee	May 30, 2007

/s/ Richard E. Hanson, Jr.
Richard E. Hanson, Jr.	Trustee	May 30, 2007

/s/ Diana R. Harrington
Diana R. Harrington	Trustee	May 30, 2007

/s/ Susan M. Heilbron
Susan M. Heilbron	Trustee	May 30, 2007

/s/ Susan B. Kerley
Susan B. Kerley	Trustee	May 30, 2007

/s/ Alan G. Merten
Alan G. Merten	Trustee	May 30, 2007

/s/ R. Richardson Pettit
R. Richardson Pettit	Trustee	May 30, 2007

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS
12	Final opinion of Dechert LLP supporting tax matters and consequences to shareholders of Legg Mason Partners Strategic Bond Fund